Stock Compensation Plans - Weighted Average Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Dividend Yield	5.00%	5.00%	5.00%
Expected Volatility	46.00%	45.00%	45.00%
Risk Free Interest Rate	2.00%	2.00%	2.00%
Expected Lives	6 years	6 years	6 years